Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation
S-K,
which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and average “compensation actually paid” (“CAP”) to each of our NEOs and the financial performance of the Company for the Company’s fiscal years ended June 30, 2025 (“Fiscal 2025”), June 30, 2024 (“Fiscal 2024”), and June 30, 2023 (“Fiscal 2023”), in each case calculated in a manner consistent with SEC rules.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (2)(3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Investment Based Total Shareholder Return (4)	Income (loss) (in thousands)
2025	$25,865,036	$26,724,611	$6,187,343	$6,794,411	$67.38	$(37,864)
2024	$3,159,337	$4,288,885	$1,438,577	$1,942,302	$72.40	$(21,814)
2023	$918,725	$701,866	$469,457	$360,893	$(79.44)	$(14,901)

(1)	The PEO reflected in these columns for Fiscal 2025, Fiscal 2024, and Fiscal 2023 is Dr. Jerel A. Banks, M.D. Ph.D.
(2)
CAP to our PEO and
Non-PEO
NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table (“SCT”) for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation
S-K
as follows.

PEO SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	SCT Total	Deductions from SCT Total (i)	Fair Value of Current Year Equity Awards for Fiscal Year 2025	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2025	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2025	CAP
2025	$25,865,036	$24,795,540	$23,650,026	$1,263,672	$741,417	$26,724,611
2024	$3,159,337	$2,133,085	$2,933,318	$55,808	$273,507	$4,288,885
2023	$918,725	$70,657	$74,271	$(230,188)	$9,715	$701,866
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(i)	Fair Value of Current Year Equity Awards for Fiscal Year 2025	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2025	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2025	CAP
2025	$6,187,343	$5,452,140	$5,216,356	$527,595	$315,257	$6,794,411
2024	$1,438,577	$914,418	$1,257,465	$23,925	$136,753	$1,942,302
2023	$469,457	$30,289	$31,839	$(114,972)	$4,858	$360,893

(i)
Represents the grant date fair value of equity-based awards granted each year as reported in the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained
and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2025 included in this Annual Report.

We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO or the non-PEO,
as applicable.

(3)
The
non-PEO
NEOs reflected in these columns are Megan Boston (Chief Financial Officer) for Fiscal 2023 and Fiscal 2024 and Megan Boston (Chief Financial Officer) and Sophie Mukadam (Chief Operating Officer) for Fiscal 2025.

(4)
Represents cumulative total return to holders of our common stock from June 30, 2022 (the last trading day before Fiscal 2023) through June 30, 2025 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2023 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our common stock and the respective index on June 30, 2022 through June 30, 2025, including reinvestment of any dividends (of which none were paid during this period).

Named Executive Officers, Footnote	The
non-PEO
	NEOs reflected in these columns are Megan Boston (Chief Financial Officer) for Fiscal 2023 and Fiscal 2024 and Megan Boston (Chief Financial Officer) and Sophie Mukadam (Chief Operating Officer) for Fiscal 2025.
PEO Total Compensation Amount	$ 25,865,036	$ 3,159,337	$ 918,725
PEO Actually Paid Compensation Amount	$ 26,724,611	4,288,885	701,866
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	SCT Total	Deductions from SCT Total (i)	Fair Value of Current Year Equity Awards for Fiscal Year 2025	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2025	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2025	CAP
2025	$25,865,036	$24,795,540	$23,650,026	$1,263,672	$741,417	$26,724,611
2024	$3,159,337	$2,133,085	$2,933,318	$55,808	$273,507	$4,288,885
2023	$918,725	$70,657	$74,271	$(230,188)	$9,715	$701,866

(i)
Represents the grant date fair value of equity-based awards granted each year as reported in the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained
and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2025 included in this Annual Report.

We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO or the non-PEO,
as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 6,187,343	1,438,577	469,457
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,794,411	1,942,302	360,893
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(i)	Fair Value of Current Year Equity Awards for Fiscal Year 2025	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2025	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2025	CAP
2025	$6,187,343	$5,452,140	$5,216,356	$527,595	$315,257	$6,794,411
2024	$1,438,577	$914,418	$1,257,465	$23,925	$136,753	$1,942,302
2023	$469,457	$30,289	$31,839	$(114,972)	$4,858	$360,893

(i)
Represents the grant date fair value of equity-based awards granted each year as reported in the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained
and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2025 included in this Annual Report.

We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO or the non-PEO,
as applicable.

Compensation Actually Paid vs. Total Shareholder Return
In Fiscal 2025, there was an inverse relationship between our total shareholder return and net income compared to our PEO CAP and our average non-PEO
NEO CAP. Our total shareholder return decreased by approximately 7% as compared to Fiscal 2024. Our net income between Fiscal 2024 and Fiscal 2025 decreased by approximately 74%. Our PEO CAP increased by approximately 523% and our average non-PEO
NEO CAP increased by approximately 250%, in each case as compared to Fiscal 2024.
In Fiscal 2024, there was a direct relationship between our total shareholder return compared to our PEO CAP and our average non-PEO
NEO CAP, and there was an inverse relationship between our net income compared to our PEO CAP and our average non-PEO
NEO CAP. Our total shareholder return increased by approximately 190% as compared to Fiscal 2023. Our net income between Fiscal 2023 and Fiscal 2024 decreased by approximately 46%. Our PEO CAP increased by approximately 460% and our average non-PEO
NEO CAP increased by approximately 393%, in each case as compared to Fiscal 2023.

Compensation Actually Paid vs. Net Income
In Fiscal 2023, there was an inverse relationship between our total shareholder return compared to our PEO CAP and our average non-PEO
NEO CAP, and there was a direct relationship between our net income compared to our PEO CAP and our average non-PEO
NEO CAP. Our total shareholder return decreased by approximately 11% as compared to Fiscal 2022. Our net income between Fiscal 2022 and Fiscal 2023 decreased by approximately 11%. Our net income between Fiscal 2022 and Fiscal 2023 decreased by approximately 5%. Our PEO CAP increased by approximately 497% and our average non-PEO
NEO CAP increased by approximately 1,109%, in each case as compared to Fiscal 2022.

Total Shareholder Return Amount	$ 67.38	72.4	(79.44)
Net Income (Loss)	$ (37,864,000)	(21,814,000)	(14,901,000)
PEO Name	Dr. Jerel A
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,650,026	2,933,318	74,271
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,263,672	55,808	(230,188)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	741,417	273,507	9,715
PEO | Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,795,540)	(2,133,085)	(70,657)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,216,356	1,257,465	31,839
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,595	23,925	(114,972)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,257	136,753	4,858
Non-PEO NEO | Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,452,140)	$ (914,418)	$ (30,289)